STEIN ROE ADVISOR TRUST
           Stein Roe Advisor Growth & Income Fund

       Supplement to Prospectus dated February 14, 1997

     Stein Roe Advisor Trust has appointed Colonial Investors Service Center, Inc. as transfer agent of Stein Roe Advisor Growth & Income Fund, effective October 15, 1997. Formerly the Fund's sub-transfer agent, Colonial Investors Service Center, Inc.--P.O. Box 1722, Boston, MA 02105-1722--replaces SteinRoe Services Inc.

     Also effective October 15, 1997, the Fund's shares have been redesignated "Class K" shares. No other class of shares of the Fund is outstanding at this time.

     In addition, the following language replaces the third paragraph under the heading "Performance Information":

The performance of Advisor Growth & Income Fund may be compared to various indices. Performance and quotations from various publications may be included in sales literature and advertisements.

Advisor Growth & Income Fund invests all of its net investable assets in Growth & Income Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Growth & Income Fund. Advisor Growth & Income Fund commenced operations on February 14, 1997. The historical performance of Class K shares for the period prior to February 14, 1997 is based on the performance of Growth & Income Portfolio, restated to reflect 12b-1 fees and other expenses applicable to the class as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor Growth & Income Fund's future performance. The average annual returns for Class K shares as of September 30, 1997 were as follows:

                         Class K
                         --------
              1 year      30.55%
              5 years     18.71
              10 years    13.14

          This Supplement is Dated October 15, 1997

                  STEIN ROE ADVISOR TRUST
         Stein Roe Advisor International Fund

     Supplement to Prospectus dated February 14, 1997

     Stein Roe Advisor Trust has appointed Colonial Investors Service Center, Inc. as transfer agent of Stein Roe Advisor International Fund, effective October 15, 1997. Formerly the Fund's sub-transfer agent, Colonial Investors Service Center, Inc.--P.O. Box 1722, Boston, MA 02105-1722--replaces SteinRoe Services Inc.

     Also effective October 15, 1997, the Fund's shares have been redesignated "Class K" shares. No other class of shares of the Fund is outstanding at this time.

     In addition, the following language replaces the third paragraph under the heading "Performance Information":

The performance of Advisor International Fund may be compared to various indices. Performance and quotations from various publications may be included in sales literature and advertisements.

Advisor International Fund invests all of its net investable assets in International Portfolio, which has the same investment objective and substantially the same investment policies as Advisor International Fund. Advisor International Fund commenced operations on February 14, 1997. The historical performance of Class K shares for the period prior to February 14, 1997 is based on the performance of International Portfolio, restated to reflect 12b-1 fees and other expenses applicable to the class as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor International Fund's future performance. The average annual returns for Class K shares as of September 30, 1997 were as follows:

                                    Class K
                                    -------
                  1 year             9.24%
                  Life of Fund
                   (from 3/1/94)     5.96

          This Supplement is Dated October 15, 1997

                  STEIN ROE ADVISOR TRUST
             Stein Roe Advisor Young Investor Fund

        Supplement to Prospectus dated February 14, 1997

     Stein Roe Advisor Trust has appointed Colonial Investors Service Center, Inc. as transfer agent of Stein Roe Advisor Young Investor Fund, effective October 15, 1997. Formerly the Fund's sub-transfer agent, Colonial Investors Service Center, Inc.--P.O. Box 1722, Boston, MA 02105-1722--replaces SteinRoe Services Inc.

     Also effective October 15, 1997, the Fund's shares have been redesignated "Class K" shares. No other class of shares of the Fund is outstanding at this time.

     In addition, the following language replaces the third paragraph under the heading "Performance Information":

The performance of Advisor Young Investor Fund may be compared to various indices. Performance and quotations from various publications may be included in sales literature and advertisements.

Advisor Young Investor Fund invests all of its net investable assets in Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Young Investor Fund. Advisor Young Investor Fund commenced operations on February 14, 1997. The historical performance of Class K shares for the period prior to February 14, 1997 is based on the performance of Growth Investor Portfolio, restated to reflect 12b-1 fees and other expenses applicable to the class as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor Young Investor Fund's future performance. The average annual returns for Class K shares as of September 30, 1997 were as follows:

                            Class K
                            -------
          1 year            26.26%
          Life of Fund
            (from 4/29/94)  29.92

          This Supplement is Dated October 15, 1997

                  STEIN ROE ADVISOR TRUST
          Stein Roe Advisor Special Venture Fund

      Supplement to Prospectus dated February 14, 1997

     Stein Roe Advisor Trust has appointed Colonial Investors Service Center, Inc. as transfer agent of Stein Roe Advisor Special Venture Fund, effective October 15, 1997. Formerly the Fund's sub-transfer agent, Colonial Investors Service Center, Inc.--P.O. Box 1722, Boston, MA 02105-1722--replaces SteinRoe Services Inc.

     Also effective October 15, 1997, the Fund's shares have been redesignated "Class K" shares. No other class of shares of the Fund is outstanding at this time.

     In addition, the following language replaces the third paragraph under the heading "Performance Information":

The performance of Advisor Special Venture Fund may be compared to various indices. Performance and quotations from various publications may be included in sales literature and advertisements.

Advisor Special Venture Fund invests all of its net investable assets in Special Venture Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Special Venture Fund. Advisor Special Venture Fund commenced operations on February 14, 1997. The historical performance of Class K shares for the period prior to February 14, 1997 is based on the performance of Special Venture Portfolio, restated to reflect 12b-1 fees and other expenses applicable to the class as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor Special Venture Fund's future performance. The average annual returns for Class K shares as of September 30, 1997 were as follows:

                              Class K
                              --------
          1 year               21.46%
          Life of Fund
           (from 10/17/94)     26.91

          This Supplement is Dated October 15, 1997

                  STEIN ROE ADVISOR TRUST
              Stein Roe Advisor Balanced Fund

         Supplement to Prospectus dated February 14, 1997

     Stein Roe Advisor Trust has appointed Colonial Investors Service Center, Inc. as transfer agent of Stein Roe Advisor Balanced Fund, effective October 15, 1997. Formerly the Fund's sub-transfer agent, Colonial Investors Service Center, Inc.--P.O. Box 1722, Boston, MA 02105-1722--replaces SteinRoe Services Inc.

     Also effective October 15, 1997, the Fund's shares have been redesignated "Class K" shares. No other class of shares of the Fund is outstanding at this time.

     In addition, the following language replaces the third paragraph under the heading "Performance Information":

The performance of Advisor Balanced Fund may be compared to various indices. Performance and quotations from various publications may be included in sales literature and advertisements.

Advisor Balanced Fund invests all of its net investable assets in Balanced Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Balanced Fund. Advisor Balanced Fund commenced operations on February 14, 1997. The historical performance of Class K shares for the period prior to February 14, 1997 is based on the performance of Balanced Portfolio, restated to reflect 12b-1 fees and other expenses applicable to the class as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor Balanced Fund's future performance.
The average annual returns for Class K shares as of September 30, 1997 were as follows:

                            Class K
                            --------
                 1 year      23.34%
                 5 years     13.02
                 10 years    10.76

          This Supplement is Dated October 15, 1997

                  STEIN ROE ADVISOR TRUST
               Stein Roe Advisor Special Fund

       Supplement to Prospectus dated February 14, 1997

     Stein Roe Advisor Trust has appointed Colonial Investors Service Center, Inc. as transfer agent of Stein Roe Advisor Special Fund, effective October 15, 1997. Formerly the Fund's sub-transfer agent, Colonial Investors Service Center, Inc.--P.O. Box 1722, Boston, MA 02105-1722--replaces SteinRoe Services Inc.

     Also effective October 15, 1997, the Fund's shares have been redesignated "Class K" shares. No other class of shares of the Fund is outstanding at this time.

     In addition, the following language replaces the third paragraph under the heading "Performance Information":

The performance of Advisor Special Fund may be compared to various indices. Performance and quotations from various publications may be included in sales literature and advertisements.

Advisor Special Fund invests all of its net investable assets in Special Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Special Fund. Advisor Special Fund commenced operations on February 14, 1997. The historical performance of Class K shares for the period prior to February 14, 1997 is based on the performance of Special Portfolio, restated to reflect 12b-1 fees and other expenses applicable to the class as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor Special Fund's future performance. The average annual returns for Class K shares as of September 30, 1997 were as follows:

                              Class K
                              -------
                   1 year     33.30%
                   5 years    18.30
                   10 years   14.85

          This Supplement is Dated October 15, 1997